Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

November 30, 2018

Dates Covered
Collections Period	11/01/18 - 11/30/18
Interest Accrual Period	11/15/18 - 12/16/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	12/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/18	93,402,297.59	10,435
Yield Supplement Overcollateralization Amount 10/31/18	1,239,171.53	0
Receivables Balance 10/31/18	94,641,469.12	10,435
Principal Payments	5,669,215.58	299
Defaulted Receivables	103,675.82	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/18	1,113,939.47	0
Pool Balance at 11/30/18	87,754,638.25	10,126

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	11.80%

Prepayment ABS Speed	1.08%

Overcollateralization Target Amount	7,224,758.61
Actual Overcollateralization	7,224,758.61

Weighted Average APR	4.14%
Weighted Average APR, Yield Adjusted	5.51%
Weighted Average Remaining Term	24.56

Delinquent Receivables:
Past Due 31-60 days	2,407,992.62	172
Past Due 61-90 days	799,083.10	60
Past Due 91-120 days	52,631.82	5
Past Due 121+ days	0.00	0
Total	3,259,707.54	237

Total 31+ Delinquent as % Ending Pool Balance	3.71%

Recoveries	138,855.29

Aggregate Net Losses/(Gains) - November 2018	(35,179.47)

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.45%
Prior Net Losses Ratio	0.97%
Second Prior Net Losses Ratio	1.16%
Third Prior Net Losses Ratio	0.22%
Four Month Average	0.48%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.55%

Flow of Funds	$ Amount

Collections	6,134,188.94
Advances	(1,570.74)
Investment Earnings on Cash Accounts	13,342.42
Servicing Fee	(78,867.89)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	6,067,092.73

Distributions of Available Funds
(1) Class A Interest	104,077.66
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	5,647,659.34
(7) Distribution to Certificateholders	290,178.73
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	6,067,092.73

Servicing Fee	78,867.89
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 11/15/18	86,177,538.98
Principal Paid	5,647,659.34
Note Balance @ 12/17/18	80,529,879.64

Class A-1
Note Balance @ 11/15/18	0.00
Principal Paid	0.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class A-2a
Note Balance @ 11/15/18	0.00
Principal Paid	0.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class A-2b
Note Balance @ 11/15/18	0.00
Principal Paid	0.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class A-3
Note Balance @ 11/15/18	0.00
Principal Paid	0.00
Note Balance @ 12/17/18	0.00
Note Factor @ 12/17/18	0.0000000%

Class A-4
Note Balance @ 11/15/18	71,367,538.98
Principal Paid	5,647,659.34
Note Balance @ 12/17/18	65,719,879.64
Note Factor @ 12/17/18	77.8579311%

Class B
Note Balance @ 11/15/18	14,810,000.00
Principal Paid	0.00
Note Balance @ 12/17/18	14,810,000.00
Note Factor @ 12/17/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	129,254.66
Total Principal Paid	5,647,659.34
Total Paid	5,776,914.00

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.30650%
Coupon	2.58650%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.75000%
Interest Paid	104,077.66
Principal Paid	5,647,659.34
Total Paid to A-4 Holders	5,751,737.00

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1830232
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.9970255
Total Distribution Amount	8.1800487

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.2330015
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	66.9074676
Total A-4 Distribution Amount	68.1404691

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/18	29,704.73
Balance as of 11/30/18	28,133.99
Change	(1,570.74)

Reserve Account
Balance as of 11/15/18	1,806,189.65
Investment Earnings	3,162.48
Investment Earnings Paid	(3,162.48)
Deposit/(Withdrawal)	-
Balance as of 12/17/18	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65